Employee Benefits - Summary of Defined Benefit Plans (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2020	Mar. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at the beginning of the year	₨ (1,042)
Remeasurement (loss)/gains
Return on plan assets excluding interest income—(loss)/gain	(513)	₨ (607)	₨ (501)
Defined benefit obligation at the end of the year	(2,930)	(1,042)
Present value of unfunded obligation				₨ (2,930)	₨ (1,042)
Recognized asset/(liability)	(2,930)	(1,042)		(2,930)	(1,042)
Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at the beginning of the year	9,443	8,507
Acquisitions	58	109
Expected return on plan assets	589	558
Employer contributions	383	254
Benefits paid	(95)	(34)
Remeasurement (loss)/gains
Return on plan assets excluding interest income—(loss)/gain	(76)	49
Translation adjustment	233
Defined benefit obligation at the end of the year	10,535	9,443	8,507
Recognized asset/(liability)	₨ 10,535	₨ 9,443	₨ 8,507	₨ 10,535	₨ 9,443